Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Mar. 31, 2016	Sep. 30, 2016	Mar. 31, 2026	Mar. 31, 2017	Sep. 30, 2017	Mar. 31, 2018	Sep. 30, 2018	Mar. 31, 2019	Sep. 30, 2019	Mar. 31, 2020	Sep. 30, 2020	Mar. 31, 2021	Sep. 30, 2021	Mar. 31, 2022	Sep. 30, 2022	Mar. 31, 2023	Sep. 30, 2023	Mar. 31, 2024	Sep. 30, 2024	Mar. 31, 2025	Sep. 30, 2025	Mar. 31, 2026
International Portfolio I - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			International Portfolio I, Class A - Load
Accumulated Value	$ 9,503	$ 9,480		$ 9,844	$ 10,902	$ 11,161	$ 10,773	$ 9,974	$ 10,111	$ 8,108	$ 9,878	$ 11,583	$ 11,704	$ 10,824	$ 8,173	$ 10,197	$ 9,748	$ 11,211	$ 12,063	$ 11,953	$ 13,367	$ 13,301
Large Cap Core Portfolio I - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Large Cap Core Portfolio I, Class A - Load
Accumulated Value	9,499	9,989		10,990	11,924	12,772	14,240	13,517	13,882	12,242	16,079	18,594	20,159	20,734	16,192	17,843	18,776	23,415	25,413	24,502	29,886	28,088
Large Cap Core Portfolio I - Class L
Account Value [Line Items]
Accumulated Value	10,000	10,494		11,526	12,475	13,345	14,843	14,063	14,411	12,688	16,627	19,192	20,763	21,313	16,605	18,333	19,287	24,057	26,100	25,168	30,701	28,855
Large Cap Growth Portfolio I - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Large Cap Growth Portfolio I, Class A - Load
Accumulated Value	9,501	10,406		10,864	12,243	13,026	14,197	14,400	14,881	14,064	18,939	21,229	24,041	22,974	16,922	19,855	21,438	27,954	30,383	28,986	35,559	31,710
Large Cap Growth Portfolio I - Class L
Account Value [Line Items]
Accumulated Value	10,000	10,931		11,389	12,804	13,601	14,786	14,971	15,443	14,563	19,573	21,893	24,748	23,601	17,342	20,382	22,008	28,700	31,192	29,758	36,507	32,556
Large Cap Value Portfolio I - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Large Cap Value Portfolio I, Class A - Load
Accumulated Value	9,501	9,879		10,622	10,951	11,228	12,331	12,358	12,837	10,908	13,781	15,777	16,490	17,826	14,638	16,139	15,461	17,514	18,675	18,751	20,445	20,798
Large Cap Value Portfolio I - Class L
Account Value [Line Items]
Accumulated Value	10,000	10,387		11,140	11,461	11,731	12,854	12,862	13,332	11,304	14,262	16,285	16,989	18,330	15,010	16,586	15,891	17,995	19,186	19,267	21,009	21,369
Mid Cap Core Portfolio I - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Mid Cap Core Portfolio I, Class A - Load
Accumulated Value	9,501	10,166		10,941	11,897	12,380	13,243	13,358	14,652	11,798	15,733	19,491	20,135	20,000	17,121	19,122	19,896	24,210	24,215	22,521	23,966	23,399
Mid Cap Core Portfolio I - Class L
Account Value [Line Items]
Accumulated Value	10,000	10,678		11,471	12,452	12,924	13,795	13,892	15,206	12,222	16,265	20,109	20,732	20,551	17,548	19,637	20,430	24,855	24,861	23,123	24,607	24,025
Small Cap Core Portfolio I - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Small Cap Core Portfolio I, Class A - Load
Accumulated Value	9,500	10,221		11,296	11,830	12,220	13,614	13,068	13,562	10,593	12,772	17,798	17,641	17,897	14,631	16,874	15,770	17,606	18,158	17,077	19,280	19,820
MSCI EAFE Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Net Index
Accumulated Value	10,000	10,488		11,167	12,491	12,820	12,833	12,344	12,661	10,569	12,724	15,279	15,998	15,457	11,978	15,244	15,049	17,579	18,776	18,437	21,591	22,359
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Accumulated Value	10,000	10,640		11,717	12,620	13,357	14,881	14,625	15,514	13,605	17,864	21,271	23,224	24,599	19,631	22,698	23,874	29,480	32,553	31,913	38,281	37,594
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Total Return Index
Accumulated Value	10,000	10,822		11,922	12,459	12,751	13,636	13,474	14,182	11,161	13,469	17,421	18,185	19,454	27,337	16,119	18,303	18,446	22,013	23,567	23,593	25,792
Russell 1000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Total Return Index
Accumulated Value	10,000	10,822		11,922	12,459	12,751	13,636	13,474	14,182	11,161	13,469	17,421	18,185	19,454	16,119	18,303	18,446	22,013	23,567	23,593	25,792	27,337
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,784		11,703	12,437	13,130	14,175	13,980	14,627	11,421	15,293	19,831	21,120	21,203	17,024	19,341	19,313	23,663	24,978	24,277	27,752	28,156
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Total Return Index
Accumulated Value	$ 10,000	$ 11,318		$ 12,622	$ 13,666	$ 14,110	$ 15,748	$ 14,399	$ 14,348	$ 10,945	$ 14,404	$ 21,326	$ 21,272	$ 20,092	$ 16,273	$ 17,760	$ 17,726	$ 21,260	$ 22,470	$ 20,409	$ 24,888	$ 25,659